Schedule of deferred tax assets and liabilities (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance on deferred tax assets	$ 145,203	$ 145,203